Earnings (Loss) Per Share (Details)	Sep. 04, 2025 shares
Earnings (Loss) Per Share [Line Items]
Weighted average shares	1,169,596
Minimum [Member]
Earnings (Loss) Per Share [Line Items]
Weighted average shares	5,850,906
Maximum [Member]
Earnings (Loss) Per Share [Line Items]
Weighted average shares	7,020,502